UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3657

DWS State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 5/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2009 (Unaudited)

DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 93.5%
California 80.1%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017 (a)	1,455,000	985,137
Series C, Zero Coupon, 9/1/2018 (a)	1,000,000	631,010
Series C, 6.0%, 9/1/2014 (a)	1,000,000	1,147,590
Series C, 6.0%, 9/1/2016 (a)	1,000,000	1,155,090
Series A, 6.0%, 9/1/2024 (a)	3,500,000	3,965,780
Anaheim, CA, Redevelopment Agency Tax Allocation, Merged Redevelopment Project Area, Series A, 5.0%, 2/1/2025 (a)	5,000,000	5,010,100
Benicia, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 8/1/2017 (a)	1,735,000	1,248,038

Series A, Zero Coupon, 8/1/2018 (a)	1,510,000	1,012,259
Big Bear Lake, CA, Water Revenue:
6.0%, 4/1/2015 (a)	3,400,000	3,819,968
6.0%, 4/1/2022 (a)	13,500,000	15,693,075
Brentwood, CA, Infrastructure Financing Authority, Water Revenue, 5.75%, 7/1/2038	2,000,000	2,103,920
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019 (a)	4,000,000	2,445,040
California, Center Unified School District, Series C, Zero Coupon, 9/1/2014 (a)	2,240,000	1,892,442
California, Health Facilities Finance Authority Revenue, Kaiser Permanente, Series A, Zero Coupon, 10/1/2012 (a)	4,900,000	4,484,725
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	4,000,000	4,066,320
California, Health Facilities Financing Authority Revenue, Providence Health & Services, Series C, 6.5%, 10/1/2033	2,000,000	2,153,440
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,723,891
California, Higher Education Revenue, Educational Facilities Authority, University of San Diego, Zero Coupon, 10/1/2014 (a)	1,470,000	1,210,589
California, Residential Efficiency Financing Authority, Certificates of Participation, Capital Improvements, Series 2007, 5.5%, 4/1/2017 (a)	35,000	35,111
California, Senior Care Revenue, Statewide Community Development Authority, ETM, 5.6%, 11/15/2013	4,750,000	5,109,242
California, Single Family Housing Revenue, Mortgage Finance Authority, Series B, AMT, 7.3%, 6/1/2031	25,000	25,689
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series A-1, 5.0%, 6/1/2033	10,000,000	7,006,900
Series A-1, 5.75%, 6/1/2047	4,815,000	3,209,390
California, State Agency General Obligation Lease, Public Works Board, Department of Corrections:
Series A, 7.4%, 9/1/2010 (a)	1,000,000	1,067,850
Series A-2, 7.4%, 9/1/2010	3,365,000	3,593,315
California, State General Obligation:
5.125%, 4/1/2024	7,400,000	7,418,352
5.125%, 11/1/2024	1,000,000	1,001,840
6.0%, 4/1/2038	5,000,000	5,149,250
6.5%, 4/1/2033	14,610,000	15,927,676
California, State General Obligation, Various Purposes:
5.0%, 11/1/2026	10,000,000	9,761,000
5.0%, 6/1/2029 (a)	10,000,000	9,526,100
5.0%, 12/1/2031 (a)	10,000,000	9,334,500
California, State Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2022	2,600,000	2,606,188
California, State University Revenue:
Series A, 5.0%, 11/1/2024 (a)	5,000,000	5,087,000
Series A, 5.25%, 11/1/2038	6,500,000	6,490,055
California, Statewide Communities Development Authority Revenue, Certificates of Participation, Cedars-Sinai Medical Center, 6.5%, 8/1/2012	11,060,000	11,766,734
California, Statewide Communities Development Authority Revenue, Certificates of Participation, Children's Hospital of Los Angeles, 6.0%, 6/1/2010 (a)	1,000,000	1,022,600
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Series B, 1.589% **, 4/1/2036	5,000,000	2,796,250
California, Statewide Communities Development Authority Revenue, St. Joseph, 5.125%, 7/1/2024 (a)	10,000,000	10,017,500
California, Statewide Communities Development Authority, Certificates of Participation, Sutter Health, 6.0%, 8/15/2017 (a)	1,000,000	1,019,880
California, Western Municipal Water District Facilities Authority Revenue, Series A, 0.15% *, 10/1/2032, US Bank NA (b)	3,000,000	3,000,000
Capistrano, CA, School District General Obligation, Unified School District, Improvement District No. 1, Series A, 6.25%, 8/1/2018 (a)	1,000,000	1,054,560

Carlsbad, CA, School District General Obligation, Unified School District, Zero Coupon, 11/1/2018 (a)	3,050,000	2,017,636
Chino Valley, CA, Unified School District, Election 2002, Series C, 5.25%, 8/1/2030 (a)	5,000,000	5,031,050
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	2,715,000	3,539,491
Corona, CA, Sales & Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015 (a)	9,240,000	10,298,165
Corona-Norco, CA, Sales & Tax Revenue, Unified School District Public Financing Authority, Series A, 5.75%, 9/1/2014 (a)	2,365,000	2,367,034
Dry Creek, CA, School District General Obligation, Joint Elementary School District:
Series A, Zero Coupon, 8/1/2021 (a)	1,920,000	1,051,910
Series A, Zero Coupon, 5/1/2022 (a)	1,385,000	716,405
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037 (a)	10,000,000	9,985,000
Encinitas, CA, State General Obligation, Unified School District, Zero Coupon, 8/1/2017 (a)	4,000,000	2,877,320
Escondido, CA, School District General Obligation, Unified High School District:
Zero Coupon, 5/1/2015 (a)	3,165,000	2,548,775
Zero Coupon, 5/1/2016 (a)	3,335,000	2,534,267
ETM, Zero Coupon, 11/1/2017 (a)	5,500,000	4,159,320
Zero Coupon, 11/1/2018 (a)	4,605,000	3,012,775
ETM, Zero Coupon, 11/1/2020 (a)	7,000,000	4,479,300
Foothill, CA:
ETM, Zero Coupon, 1/1/2018 (a)	10,000,000	7,441,800
ETM, Zero Coupon, 1/1/2020 (a)	10,000,000	6,677,800
Series A, Prerefunded, 7.15%, 1/1/2013	975,000	1,033,198
Foothill, CA, School District General Obligation, Zero Coupon, 8/1/2016 (a)	4,755,000	3,772,332
Foothill, CA, Toll Road Revenue, Eastern Corridor Agency:
Zero Coupon, 1/15/2017 (a)	5,975,000	3,339,308
Zero Coupon, 1/15/2018 (a)	6,250,000	3,223,062
Step-up Coupon, 0% to 7/15/2009, 5.8% to 1/15/2020 (a)	6,500,000	6,439,940
Zero Coupon, 1/15/2025	10,000,000	2,990,700
Step-up Coupon, 0% to 7/15/2009, 5.875% to 1/15/2026	5,000,000	4,236,700
Fresno, CA, School District General Obligation, Unified School District:
Series C, 5.9%, 2/1/2017 (a)	1,760,000	1,950,502
Series A, 6.4%, 8/1/2016 (a)	2,000,000	2,326,040
Healdsburg, CA, School District General Obligation, Unified School District, Zero Coupon, 7/15/2014 (a)	400,000	339,512
Las Virgenes, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 11/1/2013 (a)	2,150,000	1,894,860
Long Beach, CA, Harbor Revenue:
Series A, AMT, 6.0%, 5/15/2016 (a)	8,430,000	9,077,677
Series A, AMT, 6.0%, 5/15/2019 (a)	10,600,000	11,198,476
Long Beach, CA, Port Authority Revenue:
Series A, AMT, 5.75%, 5/15/2016	12,570,000	12,816,875
Series A, AMT, 6.0%, 5/15/2017 (a)	1,500,000	1,615,230
Series A, AMT, 6.0%, 5/15/2018 (a)	4,000,000	4,272,880
Los Angeles County, CA, Core City General Obligation Lease, Convention and Exhibition Center Authority, Series A, 6.125%, 8/15/2011 (a)	1,000,000	1,099,220
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.15% *, 12/1/2032	500,000	500,000
Los Angeles, CA, Airport Revenue, Series B, AMT, 5.5%, 8/1/2016 (a)	6,500,000	6,639,230
Los Angeles, CA, Pollution Control Revenue, 6.0%, 6/1/2021 (a)	2,000,000	2,376,100
Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034	7,540,000	7,362,358
Lucia Mar, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2016 (a)	1,000,000	762,640
Merced, CA, School District General Obligation, High School District:
Series A, Zero Coupon, 8/1/2014 (a)	2,045,000	1,732,953
Series A, Zero Coupon, 8/1/2015 (a)	2,090,000	1,687,090
Series A, Zero Coupon, 8/1/2016 (a)	2,140,000	1,632,050

Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, Series A, AMT, 7.375%, 9/1/2027	3,535,000	3,056,396
Modesto, CA, General Obligation Lease, Community Project, Series A, 5.6%, 11/1/2014 (a)	1,370,000	1,416,443
Murrieta Valley, CA, General Obligation, Unified School District:
Series A, Zero Coupon, 9/1/2016 (a)	2,500,000	1,899,250
5.0%, 9/1/2026 (a)	7,155,000	7,369,078
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	270,390
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019 (a)	1,420,000	928,183
Pittsburg, CA, Redevelopment Agency Tax Allocation, Los Medanos Community Project, Series A, 6.5%, 9/1/2028	10,000,000	10,371,500
Port Oakland, CA:
Series K, AMT, Prerefunded, 5.75%, 11/1/2014 (a)	15,000	15,617
Series K, AMT, 5.75%, 11/1/2014 (a)	2,485,000	2,506,396
Rancho, CA, Water District Financing Authority Revenue:
Series A, 5.0%, 8/1/2027 (a)	14,100,000	14,048,958
Series A, 5.0%, 8/1/2029 (a)	8,400,000	8,201,256
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017 (a)	1,635,000	1,176,105
Riverside County, CA, Hospital & Healthcare Revenue, Asset Leasing Corp.:
Zero Coupon, 6/1/2015 (a)	1,750,000	1,422,505
Zero Coupon, 6/1/2016 (a)	2,395,000	1,840,318
Sacramento County, CA, Sales & Special Tax Revenue, Community Facilities District No. 1:
5.5%, 12/1/2010	1,085,000	1,090,349
6.0%, 9/1/2011	850,000	852,278
6.125%, 9/1/2014	605,000	605,974
6.3%, 9/1/2021	1,500,000	1,499,730
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41:
Series B, 1.415% **, 6/1/2039 (a)	10,000,000	5,800,000
Series A, 5.0%, 6/1/2026 (a)	11,435,000	11,608,240
Sacramento, CA, Electric Revenue, Municipal Utility District:
Series U, 5.0%, 8/15/2026 (a)	2,615,000	2,678,832
Series U, 5.0%, 8/15/2027 (a)	2,025,000	2,059,243
Series U, 5.0%, 8/15/2028 (a)	2,045,000	2,065,900
Series G, 6.5%, 9/1/2013 (a)	1,270,000	1,378,522
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020 (a) (c)	5,000,000	5,217,366
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016 (a)	2,685,000	1,785,632
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority:
Series A, 6.0%, 9/1/2013 (a)	1,000,000	1,137,390
Series A, 6.0%, 9/1/2014 (a) (c)	2,195,000	2,464,275
Series A, 6.0%, 9/1/2015 (a)	1,000,000	1,157,910
San Bernardino, CA, County General Obligation, Medical Center Financing Project:
5.5%, 8/1/2017 (a)	3,965,000	4,241,757
6.0%, 8/1/2009 (a)	1,045,000	1,050,831
San Bernardino, CA, Other Revenue Lease:
Series A, 5.25%, 11/1/2013 (a)	3,115,000	3,373,327
Series A, 5.25%, 11/1/2014 (a)	2,330,000	2,522,365
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2017 (a)	1,000,000	722,800
Zero Coupon, 8/1/2019 (a)	1,100,000	688,611
San Diego, CA, Community College District, Election of 2002, 5.25%, 8/1/2033	10,000,000	10,236,800
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.25%, 5/15/2039	10,000,000	10,004,400
San Diego, CA, School District General Obligation, Election of 1998:
Series B, 6.0%, 7/1/2019 (a) (c)	3,350,000	3,971,994

Series B, 6.05%, 7/1/2018 (a)	770,000	913,459
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2027 (c)	5,085,000	5,352,878
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series 24A, AMT, 5.75%, 5/1/2012 (a)	2,570,000	2,643,528
Series 25, AMT, 5.75%, 5/1/2012 (a)	2,890,000	2,972,683
Series 24A, AMT, 5.75%, 5/1/2013 (a)	2,730,000	2,806,194
Series 25, AMT, 5.75%, 5/1/2013 (a)	3,070,000	3,156,513
Series 24A, AMT, 5.75%, 5/1/2014 (a)	2,890,000	2,961,007
Series 24A, AMT, 5.75%, 5/1/2015 (a)	3,060,000	3,131,359
Series 24A, AMT, 5.875%, 5/1/2016 (a)	3,250,000	3,323,482
Series 24A, AMT, 6.0%, 5/1/2011 (a)	2,160,000	2,231,582
Series 25, AMT, 6.0%, 5/1/2011 (a)	2,730,000	2,820,472
San Joaquin Hills, CA, Toll Road Revenue, Transportation Corridor Agency:
ETM, Zero Coupon, 1/1/2010	1,500,000	1,493,670
Series A, Zero Coupon, 1/15/2015 (a)	12,065,000	8,695,487
Series A, Zero Coupon, 1/15/2016 (a)	3,485,000	2,332,057
Series A, Zero Coupon, 1/15/2017 (a)	3,965,000	2,440,775
Series A, Zero Coupon, 1/15/2018 (a)	2,640,000	1,487,138
Series A, Zero Coupon, 1/15/2019 (a)	3,185,000	1,652,314
San Jose, CA, Financing Authority Lease Revenue, Civic Center Project, Series A, 0.1% *, 6/1/2039, Bank of Nova Scotia, California State Teacher's Retirement System (b)	3,000,000	3,000,000
San Jose, CA, School District General Obligation, Unified School District, Series A, ETM, Zero Coupon, 8/1/2017 (a)	1,350,000	1,031,333
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020 (a)	1,595,000	1,958,277
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Youth Services Campus, Series A, 5.0%, 7/15/2033	3,500,000	3,376,205
San Ysidro, CA, School District General Obligation, 6.125%, 8/1/2021 (a)	1,400,000	1,568,392
Santa Ana, CA, Other General Obligation, Police Administration and Holding Facility, Series A, 6.25%, 7/1/2024 (a)	2,000,000	2,193,360
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017 (a)	1,005,000	1,064,345
5.5%, 9/1/2018 (a)	1,060,000	1,113,223
5.6%, 9/1/2019 (a)	1,115,000	1,171,085
5.6%, 9/1/2020 (a)	1,180,000	1,230,256
5.65%, 9/1/2024 (a)	1,445,000	1,484,665
5.65%, 9/1/2025 (a)	1,520,000	1,549,062
5.65%, 9/1/2026 (a)	1,605,000	1,618,964
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority:
Series B, 7.25%, 8/1/2012 (a)	3,675,000	4,063,594
Series B, 7.25%, 8/1/2013 (a)	3,400,000	3,830,508
Santaluz, CA, Special Tax Bonds, Santaluz Community Facilities District No. 2, Improvement Area No. 1:
6.25%, 9/1/2021	1,985,000	1,811,054
6.375%, 9/1/2030	4,890,000	4,191,757
Southern California, Electric Revenue, Public Power Authority, Power Project, 6.75%, 7/1/2010	6,000,000	6,377,400
Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,625,920
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, ETM, 5.75%, 7/1/2021	880,000	1,052,814
Series A, 5.75%, 7/1/2021	1,120,000	1,323,504
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022 (a)	3,600,000	1,837,368
Temple City, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2015 (a)	1,250,000	1,009,025
Ukiah, CA, School District General Obligation, Unified School District, Zero Coupon, 8/1/2016 (a)	2,000,000	1,525,280

West Covina, CA, Sales & Special Tax Revenue, Fashion Plaza, 5.75%, 9/1/2009	305,000	308,623

		575,299,910
Puerto Rico 12.3%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	8,000,000	7,764,160
Commonwealth of Puerto Rico, General Obligation, Public Improvement:
Series A, 5.25%, 7/1/2022	2,000,000	1,886,840
Series A, 5.5%, 7/1/2019 (a)	22,650,000	22,709,569
Puerto Rico, Electric Power Authority Revenue:
Series JJ, 5.375%, 7/1/2017 (a)	2,105,000	2,144,974
Series JJ, 5.375%, 7/1/2018 (a)	8,710,000	8,834,640
Series KK, 5.5%, 7/1/2015 (a)	15,000,000	15,929,850
Puerto Rico, Industrial Development Revenue, Industrial Tourist Educational, Medical & Environmental Central Facilities:
Series A, 5.625%, 7/1/2015 (a)	2,190,000	2,204,454
Series A, 5.625%, 7/1/2016 (a)	2,215,000	2,227,869
5.625%, 7/1/2017 (a)	2,345,000	2,356,162
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series A, ETM, 6.25%, 7/1/2013 (a)	1,000,000	1,187,030
Puerto Rico, Sales & Special Tax Revenue, Commonwealth Infrastructure Finance Authority, Series A, Prerefunded, 5.5%, 10/1/2020	2,000,000	2,101,060
Puerto Rico, Sales & Special Tax Revenue, Highway & Transportation Authority:
Series Z, 6.0%, 7/1/2018 (a)	7,250,000	7,848,270
Series Z, 6.25%, 7/1/2014 (a)	1,000,000	1,057,110
Series A, 6.25%, 7/1/2016 (a)	750,000	816,533
Puerto Rico, State General Obligation:
5.5%, 7/1/2015 (a)	3,665,000	3,761,939
5.65%, 7/1/2015 (a)	1,000,000	1,034,240
6.5%, 7/1/2015 (a)	4,000,000	4,302,720

		88,167,420
Virgin Islands 1.1%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, Prerefunded, 6.5%, 10/1/2024	7,500,000	8,157,675

Total Municipal Bonds and Notes (Cost $659,364,347)		671,625,005
Municipal Inverse Floating Rate Notes (d) 18.7%
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2025 (e)	13,870,000	14,359,652
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-3, 144A, 18.337%, 4/1/2025, Leverage Factor at purchase date: 4 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2026 (e)	17,205,000	17,693,738
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-2, 144A, 18.355%, 4/1/2026, Leverage Factor at purchase date: 4 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (e)	11,475,000	11,511,653
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962, 144A, 13.883%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
California, State Community Center, College District, Election of 2002, Series A, 5.0%, 8/1/2026 (a) (e)	10,630,000	10,945,445
Trust: California, State Community Center, Series 2008-1154, 144A, 9.05%, 8/1/2026, Leverage Factor at purchase date: 2 to 1
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (e)	3,158,944	3,418,999
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0% 12/1/2024 (e)	2,257,732	2,443,597
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0% 12/1/2025 (e)	1,881,443	2,036,331
Trust: California, State Department of Water Resources, Water Revenue, Series 2705, 144A, 12.5%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (e)	10,420,000	10,696,286
Trust: California, University of California Revenues, Series 3368-2, 144A, 18.54%, 5/15/2039, Leverage Factor at purchase date: 4 to 1

California, University of California Revenues, Series O, 5.25%, 5/15/2034 (e)	5,000,000	5,388,950
Trust: California, University of California Revenues, Series 3368, 144A, 20.54%, 5/15/2034, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (e)	10,000,000	10,786,500
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 26.6%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
Los Angeles, CA, Department of Water & Power Revenue, Series A, 5.0%, 7/1/2039 (e)	10,000,000	9,816,500
Trust: Los Angeles, CA, Department of Water & Power Revenue, Series 3325, 144A, 17.51%, 7/1/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Wastewater Systems Revenue, Series A, 5.75%, 6/1/2034 (e)	10,000,000	10,601,000
Trust: Los Angeles, CA, Wastewater Systems Revenue, Series 3371-1, 144A, 20.54%, 6/1/2034, Leverage Factor at purchase date: 4 to 1
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027 (a) (e)	2,137,063	2,189,069
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028 (a) (e)	1,944,611	1,991,933
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.053%, 5/1/2027, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2032 (e)	10,002,999	10,272,434
Trust: San Francisco, CA, General Obligation, Series 3161, 144A, 13.537%, 8/1/2032, Leverage Factor at purchase date: 3 to 1
Santa Clara County, CA, San Jose Unified School District, Election of 2002, Series D, 5.0%, 8/1/2032 (e)	10,000,000	9,958,650
Trust: Santa Clara County, CA, San Jose Unified School District, Series 1158, 144A, 9.35%, 8/1/2032, Leverage Factor at purchase date: 2 to 1

Total Municipal Inverse Floating Rate Notes (Cost $132,611,622)		134,110,737
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $791,975,969) †	112.2	805,735,742
Other Assets and Liabilities, Net	(12.2)	(87,490,448)

Net Assets	100.0	718,245,294

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2009.

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of May 31, 2009.

†

The cost for federal income tax purposes was $791,146,026. At May 31, 2009, net unrealized appreciation for all securities based on tax cost was $14,589,716. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $32,800,781 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,211,065.

(a)		Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
Ambac Financial Group, Inc.		6.1
Financial Guaranty Insurance Co.		13.0
Financial Security Assurance, Inc.		13.3
National Public Finance Guarantee Corp.		28.9
Radian		2.0
XL Capital Assurance		1.5
(b)		Security incorporates a letter of credit from the bank listed.
(c)		At May 31, 2009, these securities have been pledged, in whole or in part, as collateral for open interest rate swaps.
(d)		Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(e)		Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At May 31, 2009, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation/ (Depreciation) ($)

2/17/2009 2/17/2023	17,300,000[1]	Fixed — 4.915%	Floating — LIBOR	(1,890,040)
1/8/2010 1/8/2026	12,500,000[2]	Fixed — 3.133%	Floating — LIBOR	1,483,346
6/2/2010 6/2/2029	10,500,000[2]	Fixed — 4.446%	Floating — LIBOR	—
Total net unrealized depreciation on interest rate swaps				(406,694)

Counterparties:
1			The Goldman Sachs & Co.
2			JPMorgan Chase Securities, Inc.
LIBOR: Represents the London InterBank Offered Rate.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements

.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ -	$ -
Level 2	798,054,101	(406,694)
Level 3	7,681,641	-
Total	$ 805,735,742	$ (406,694)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as interest rate swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at May 31, 2009:

Investments in Securities
Balance as of August 31, 2008	$ -

Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(204,491)
Amortization premium/discount	(4,985)
Net purchases (sales)	-
Net transfers in (out) of Level 3	7,891,117
Balance as of May 31, 2009	$ 7,681,641
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2009	$ (204,491)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of May 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using interest rate swaps.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$ (406,694)
Foreign Exchange Contracts	$ -
Credit Contracts	$ -
Equity Contracts	$ -
Other Contracts	$ -

Interest Rate Swaps. The Fund is subject to interest rate risk. In seeking to reduce the interest rate inherent in the Fund’s underlying investments and leveraged capital structure, the Fund may enter into interest rate swaps. Certain risks may arise when entering into interest rate swap transactions including counterparty default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the interest rate swap contract, to the extent that this amount is beneficial to the fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 20, 2009